Offerings	Mar. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	8.00% Series A Perpetual Strike Preferred Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 2,100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 290,010.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price and Rule 457(r) under the Securities Act. In accordance with Rules 465(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee with respect to an indeterminate amount of the registrant's 8.00% Series A Perpetual Strike Preferred Stock, $0.001 par value per share ("STRK Stock") being registered under Registration Statement No. 333-284510 filed with the Securities and Exchange Commission on January 27, 2025 (the "Registration Statement") as may from time to time be offered under the Registration Statement at indeterminate prices.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Under Rule 457(i) under the Securities Act, there is no additional filing fee payable with respect to the shares of Class A Common Stock issuable upon conversion of the STRK Stock because no additional consideration will be received in connection with the exercise of the conversion privilege.